REVENUE AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Disclosure of Groups revenues

	06/30/2026	06/30/2025
Online sports betting	48,444	41,908
Online casino wagering	76,199	63,422
Others	68	-
Total	124,711	105,330

Disclosure of geographical revenue

	06/30/2026	06/30/2025
Spain	53,132	44,017
Mexico	62,215	53,837
Others	9,364	7,476
Total	124,711	105,330

Disclosure personnel expenses

	06/30/2026	06/30/2025
Wages, salaries and similar	8,084	6,341
Social security contributions payable by Codere Online	1,112	987
Other social contributions	8,063	1,362
Total	17,259	8,691

Disclosure of depreciation and amortization

	06/30/2026	06/30/2025
Depreciation of property, plant and equipment	61	62
Amortization of intangible assets	-	-
Amortization of right-of-use assets (Note 4)	297	253
Total	358	315

Disclosure of other operating expenses

	06/30/2026	06/30/2025
Gambling taxes	11,693	11,154
Leases	23	11
Utilities, repairs and maintenance	273	536
Professional services and other expenses	34,847	31,472
Casino license royalties	5,137	4,052
Marketing expenses	49,829	46,092
Total	101,802	93,317

Disclosure of finance income cost

	06/30/2026	06/30/2025
Interest income, net	137	144
Exchange rate impact	(61)	(3,263)
Argentina hyperinflation impact	2,697	189
Increase in fair value of public warrants (Note 9)	(1,099)	(1,884)
Lease finance interest under IFRS 16 (Note 4)	(93)	(96)
Short term investment gain	-	27
Total	1,581	(4,883)

Disclosure of basic and diluted earnings per share

	06/30/2026	06/30/2025
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	5,583	(3,147)
Weighted average number of shares outstanding:
Basic	45,405,297	45,555,173
Diluted	45,532,466	45,555,173
Basic earnings per share (euros)	0.123	(0.069)
Diluted earnings per share (euros)	0.123	(0.069)